Loans, Impaired Loans and Allowance for Credit Losses - Allowance For Credit Losses (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2026	Oct. 31, 2025	Jan. 31, 2025
Disclosure of detailed information about financial instruments [line items]
Provision for credit losses	$ 1,176	$ 1,113	$ 1,162
Allowance for credit losses for other financial assets	183	$ 191	223
Other Assets And Reversal of Impairment Loss [Member]
Disclosure of detailed information about financial instruments [line items]
Reversal of impairment loss	(1)		(18)
Residential mortgages personal loans credit cards total retail loans business and government excluding other assets [member]
Disclosure of detailed information about financial instruments [line items]
Provision for credit losses	$ 1,176		$ 1,162